S000003997 [Member] Expense Example, No Redemption - Putnam Sustainable Retirement 2045 Fund - Class C	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 163
Expense Example, No Redemption, 3 Years	505
Expense Example, No Redemption, 5 Years	1,008
Expense Example, No Redemption, 10 Years	$ 2,199